7. SUBSEQUENT EVENTS	12 Months Ended
Jul. 31, 2020
Subsequent Events [Abstract]
7. SUBSEQUENT EVENTS

NOTE 7 - SUBSEQUENT EVENTS

On September 22, 2020, subsequent to the period covered by this report, Cell Science Holdings Ltd., (“Cell Science”) and the Company entered into an Amendment to the Amended and Restated Patent Technology License Agreement (the “Amendment”). Cell Science and the Company are parties to that certain Patent and Technology License Agreement, dated December 20, 2018, which on December 31, 2019, was restated in its entirety by the Amended and Restated Patent and Technology License Agreement (the “Restated License”, and was further amended by the Amendment (collectively the “Amended Restated License Agreement”). Pursuant to the Amended Restated License Agreement, Cell Science is referred to as the Licensor and the Company is referred to as the Licensee.

Pursuant to the Amendment, the Restated License was revised and amended as follows:

1.                   Exhibit 1 attached to the Amendment entitled “Revised Laboratory Testing Requirements for Section 4.2” (“Efficacy Demonstration”) fully replaces and supersedes the Exhibit 1 attached to the Restated License.

2.                   Section 4.1 of the Restated License was amended to provide that 190,000,000 of the 210,000,000 shares of Bakhu Common Stock previously delivered to Cell Science by the Company shall remain subject to forfeiture (the “Contingent Shares”), and 20,000,000 shares will be free from possible forfeiture and be released to Cell Science (the “Released Shares”).

3.                   To clarify the criteria and procedure to be applied in the Efficacy Demonstration in determining the percentage of achievement against the Standard Results claim by the Inventor, which would be used to calculate the number of Contingent Shares to be forfeited and delivered by Cell Science to the Company, as provided in Section 4.1 of the Amended Restated License Agreement, and the amount of the reduction to the one-time payment of U.S. $3.5 million, less an amount equal to all cash and expense advances to Cell Science representatives to the Science Team.

4.                   To provide that the one-time cash payment under the Amended Restated License Agreement, as adjusted, upon the final determination of the percent of achievement, will be paid pursuant to the promissory note to be executed by the Company in favor of Cell Science, in the form attached as Exhibit 2 to the Amendment.

5.                   To provide that concurrently with the execution of the Amendment, Cell Science will execute, have acknowledged, and deliver to Bakhu the Patent and Technology License in the form attached as Exhibit 3, to the Amendment, which will be held in trust by Bakhu. Upon Bakhu’s delivery of the License Consideration as provided in the Amendment, Bakhu will record the form of Patent and Technology License in the form of Exhibit 3 attached to the Amendment.

6.                   To provide that upon payment of the License Consideration as provided in the Amendment, Bakhu will be deemed to have satisfied all representations, warranties, terms, covenants, and conditions required under the Amended Restated License Agreement to have been performed, satisfied, or met by Bakhu under the Amended Restated License Agreement. Thereafter, no right, remedy, cause of action, or claim for relief will be based thereon. No further misrepresentation, statement, warranty, act, failure to make any statement, action, or failure to act by Bakhu, including failure to fully and timely perform any term, covenant, or condition of the Note, including payment of all amounts due, will alter or affect in any way the right and license granted to Bakhu hereunder or the rights granted by Bakhu to sublicensees. Notwithstanding the foregoing, the Amended Restated License Agreement provides that if Bakhu is found in any final, non-appeal order by a court having jurisdiction in the premises, liable to Cell Science for any breach of or default under the Amended Restated License Agreement or any material misrepresentation or failure to state a material fact required to be stated in order to make any statement that is made not misleading, Cell Science’s remedy will be limited to substitution as sublicensor under any sublicense granted by Bakhu, subject to generally prevailing equitable principles and applicable rights and limitation under U.S. Bankruptcy Law

7.                   To provide that any breach of or default by Bakhu under Section 7 of the Restated License, “Patent Expenses and Prosecution”, will not alter, affect, or result in the forfeiture of the rights and license granted hereunder or any sublicense or similar rights granted by Bakhu in accordance with its rights and license.

On September 22, 2020, subsequent to the period covered by this report, the Company granted to each of its directors, Thomas K. Emmitt, Peter Whitton, Aristole Popolizio and Evripides Drakos, a non-qualified stock option to purchase 300,000 shares of common stock at an exercise price of $5.10 per share, representing the current price at which the Company is offering and selling its restricted shares for cash in its capital raising efforts. Such Options shall be exercisable for a period of seven years.  Twenty percent (20%) (i.e. 60,000) of the options shall vest and be exercisable immediately with the remaining 240,000 options vesting at the rate of 1/12 (i.e. 20,000 shares) per month so that all options shall be fully vested and exercisable on the first anniversary of the Grant Date.

On September 22, 2020, subsequent to the period covered by this report, Peter Whitton (“Whitton”), Mentone Ltd., a corporation organized under the laws of England and Wales (“Mentone”), Cell Science, and its stockholders Inter-M Traders FZ LLE (“Inter-M”), The OZ Corporation (“OZ”), and Mentone, along with the Company, entered into an Agreement, Assignment, Waiver and Estoppel (the “Estoppel Agreement”). Pursuant to the Estoppel Agreement Whitton and Mentone acknowledged and confirmed their previous successive assignments of the Intellectual Property (as defined in the Estoppel) to Cell Science and waived any right of reversion or other claim to regain any right, title or interest in the Intellectual Property. Additionally the parties ratified and acknowledged that Cell Science is the sole ownership of the Intellectual Property and confirmed the license by Cell Science, as Licensor of the Intellectual Property and the Bakhu Licensed Technology (as defined in the Estoppel), to the Company, as licensee, pursuant to the Amended Restated License Agreement.

On September 22, 2020, subsequent to the period covered by this report, in order to protect its current officers and directors and to assure them of adequate protection supplemental to and in furtherance of the protection provided by the Articles of Incorporation, the Bylaws and the applicable Nevada law, the Company entered into Indemnification Agreements with its directors, Thomas K. Emmitt, Peter Whitton, Aristotle Popolizio and Evripides Drakos.

On September 22, 2020, subsequent to the period covered by this report, the Company, OZ, and Bus Dev Centre, Inc., a Nevada Corporation ("BDC") have determined that the services provided by BDC to OZ have been, and will continue to be, in furtherance of the interest of the Company, OZ, the Company and BDC entered an Assignment and Assumption Agreement (the “Assignment and Assumption Agreement”) under which OZ transferred and assigned to the Company and the Company assumed all rights and obligations to BDC under that certain Consulting Agreement dated August 15, 2018, as revised on August 17, 2018 (the "BDC Consulting Agreement") under which BDC provides advisory and consultancy services to OZ in furtherance of the Efficacy Demonstration on behalf of the Company, including without limitation services related to, the validation and commercialization of the licensed science, requirements for the Company to prepare a compliant sublicensing and business model, guidance for the compliant operations of a commercial facility by the Company, and general overview of prospective strategies in the Cannabis and CBD related industry.

On September 22, 2020, subsequent to the period covered by this report, the Company and OZ entered into an Office Cost Sharing Agreement under which the Company agrees to share the office costs and expenses associated with the office space, equipment, telephone and internet service, utilities, answer services and support staff provided by OZ to the Company for a fixed amount of $34,000 per month. The Company uses these facilities for Thomas K. Emmitt the President and CEO of the Company, its accounting staff, and BDC, and its principal, Donald Clark, who provides advisory and consulting services in furtherance of, among other things, the efficacy demonstration and the Company’s anticipated sublicensing efforts.